Related Party Balances and Transactions (Details) - MXN ($)		12 Months Ended
	Jun. 23, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2023	Aug. 31, 2023
Related Party Balances and Transactions [Line Items]
Replaced amount						$ 122,500,000
Amount paid					$ 222
Short-term employee benefits		$ 625.74	$ 472.65	$ 42,170,000
Campalier, S.A. de C.V. [Member]
Related Party Balances and Transactions [Line Items]
Loan agreements	$ 150.000
Lazos received			$ 120.000